UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28(9)
Date of reporting period:	11/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--1.5%
Delphi Automotive	211,223		18,562,277
Tesla Motors	37,660	a,b	8,671,592
			27,233,869
Capital Goods--7.0%
Danaher	334,589		32,251,034
Honeywell International	412,041		42,831,662
Raytheon	263,259		32,652,014
United Technologies	227,427		21,844,363
			129,579,073
Consumer Durables & Apparel--4.0%
Hanesbrands	820,156	a	25,154,185
Lululemon Athletica	232,172	a,b	11,102,465
NIKE, Cl. B	287,918		38,085,793
			74,342,443
Consumer Services--2.2%
McDonald's	360,579		41,163,699
Diversified Financials--5.9%
Ameriprise Financial	138,856		15,683,785
BlackRock	66,751		24,278,674
Federated Investors, Cl. B	599,793		18,785,517
Intercontinental Exchange	107,138		27,838,738
Synchrony Financial	719,451	b	22,900,125
			109,486,839
Energy--1.1%
Schlumberger	257,868		19,894,516
Food, Beverage & Tobacco--8.1%
Archer-Daniels-Midland	415,054		15,145,320
ConAgra Foods	624,553		25,562,954
Molson Coors Brewing, Cl. B	262,822		24,187,509
Mondelez International, Cl. A	716,055		31,262,961
PepsiCo	538,333		53,919,433

			150,078,177
Health Care Equipment & Services--6.8%
Boston Scientific	1,081,829	b	19,775,834
Cardinal Health	281,738		24,468,945
Cerner	314,354	b	18,735,498
Express Scripts Holding	311,980	b	26,668,050
UnitedHealth Group	320,244		36,094,701
			125,743,028
Household & Personal Products--1.5%
Estee Lauder, Cl. A	333,283		28,035,766
Materials--2.0%
CF Industries Holdings	366,771		16,922,814
Dow Chemical	381,531		19,889,211
			36,812,025
Media--5.4%
AMC Networks, Cl. A	228,707	b	18,596,166
CBS, Cl. B	393,908		19,884,476
Comcast, Cl. A	591,118		35,975,441
Interpublic Group of Companies	1,090,134		25,073,082
			99,529,165
Pharmaceuticals, Biotech & Life Sciences--11.0%
AbbVie	609,560		35,445,914
Alexion Pharmaceuticals	126,697	b	22,607,813
Allergan	69,026	b	21,666,571
Biogen	95,434	b	27,376,197
Bristol-Myers Squibb	548,221		36,736,289
Illumina	101,224	a,b	18,615,094
Regeneron Pharmaceuticals	34,179	b	18,610,466
Vertex Pharmaceuticals	182,936	b	23,664,601
			204,722,945
Retailing--9.2%
Amazon.com	108,942	b	72,424,642
Home Depot	364,499		48,799,126
Priceline Group	19,562	b	24,430,004
Ulta Salon,Cosmetics & Fragrance	155,795	b	26,017,765
			171,671,537
Semiconductors & Semiconductor Equipment--1.2%
Avago Technologies	171,013	a	22,308,646

Software & Services--23.3%
Adobe Systems	258,727	b	23,663,171
Akamai Technologies	303,272	b	17,471,500
Alphabet, Cl. A	68,785	b	52,472,637
Alphabet, Cl. C	72,062	b	53,513,241
Citrix Systems	303,751	b	23,288,589
Cognizant Technology Solutions,
Cl. A	348,985	b	22,537,451
Facebook, Cl. A	680,755	b	70,961,901
Fortinet	271,431	b	9,776,945
Intuit	220,689		22,113,038
Oracle	888,153		34,611,322
salesforce.com	403,016	b	32,116,345
Splunk	192,985	b	11,482,608
Visa, Cl. A	746,218		58,958,684
			432,967,432
Technology Hardware & Equipment--6.9%
Apple	821,855		97,225,447
Cisco Systems	1,106,466		30,151,199
			127,376,646
Telecommunication Services--1.0%
Verizon Communications	407,499		18,520,830
Transportation--1.6%
FedEx	182,741		28,971,758
Total Common Stocks
(cost $1,414,559,933)			1,848,438,394

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,726,195)	6,726,195	[c]	6,726,195
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,213,048)	9,213,048	[c]	9,213,048

Total Investments (cost $1,430,499,176)	100.6%	1,864,377,637
Liabilities, Less Cash and Receivables	(.6%)	(10,649,628)
Net Assets	100.0%	1,853,728,009

a Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $57,745,567 and the value of the collateral held by the fund was $60,444,524, consisting of cash collateral of $9,213,048 and U.S. Government
& Agency securities valued at $51,231,476.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $433,878,461 of which $473,800,540 related to appreciated investment securities and $39,922,079 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	23.3
Pharmaceuticals, Biotech & Life Sciences	11.0
Retailing	9.2
Food, Beverage & Tobacco	8.1
Capital Goods	7.0
Technology Hardware & Equipment	6.9
Health Care Equipment & Services	6.8
Diversified Financials	5.9
Media	5.4
Consumer Durables & Apparel	4.0
Consumer Services	2.2
Materials	2.0
Transportation	1.6
Automobiles & Components	1.5
Household & Personal Products	1.5
Semiconductors & Semiconductor Equipment	1.2
Energy	1.1
Telecommunication Services	1.0
Money Market Investments	.9
100.6

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,815,027,283	-	-	1,815,027,283
Equity Securities - Foreign Common Stocks+	33,411,111	-	-	33,411,111
Mutual Funds	15,939,243	-	-	15,939,243

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 20, 2016

By:       /s/James Windels

            James Windels

            Treasurer

Date:    January 20, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)